Schedule of Portfolio Investments

March 31, 2021 (dollars in thousands; unaudited)

FHA Permanent Securities (2.4% of net assets)

			Unfunded
	Interest Rate	Maturity Date	Commitments[1]	Face Amount	Amortized Cost	Value
			—
Multifamily	3.65%	Dec-2037	$—	$8,141	$8,274	$8,468
	3.75%	Aug-2048	—	3,710	3,706	3,802
	4.00%	Dec-2053	—	61,715	61,691	66,860
	4.10%	Dec-2060	—	21,927	21,945	23,552
	4.79%	May-2053	—	4,992	5,200	5,467
	5.17%	Feb-2050	—	7,599	8,114	8,486
	5.35%	Mar-2047	—	6,851	6,860	6,908
	5.55%	Aug-2042	—	7,232	7,234	7,295
	5.60%	Jun-2038	—	2,150	2,153	2,169
	5.80%	Jan-2053	—	1,961	1,969	2,235
	5.87%	May-2044	—	1,646	1,645	1,660
	5.89%	Apr-2038	—	4,048	4,053	4,087
	6.20%	Apr-2052	—	11,085	11,082	12,635
	6.40%	Aug-2046	—	3,581	3,583	3,639
	6.60%	Jan-2050	—	3,219	3,240	3,673
			—	149,857	150,749	160,936

When Issued[2]	2.50%	Sep-2063	5,702	—	—	(319)
	3.72%	Feb-2062	4,470	—	—	103
	3.90%	Mar-2062	3,090	—	—	108
			13,262	—	—	(108)
Total FHA Permanent Securities			$13,262	$149,857	$150,749	$160,828

Schedule of Portfolio Investments

March 31, 2021 (dollars in thousands; unaudited)

Ginnie Mae Securities (27.3% of net assets)

	Interest Rate	Maturity Date	Face Amount	Amortized Cost	Value

Single Family	4.00%	Feb-2040 - Jun-2040	$1,735	$1,750	$1,903
	4.50%	Aug-2040	1,005	1,022	1,149
	5.50%	Jan-2033 - Jun-2037	1,152	1,151	1,317
	6.00%	Jan-2032 - Aug-2037	861	862	999
	6.50%	Jul-2028	42	42	48
	7.00%	Apr-2026 - Jan-2030	544	545	619
	7.50%	Aug-2025 - Aug-2030	261	262	293
	8.00%	Sep-2026 - Nov-2030	244	244	277
	8.50%	Jun-2022 - Aug-2027	85	85	93
	9.00%	Dec-2022 - Jun-2025	6	6	6
			5,935	5,969	6,704

Multifamily	2.00%	Jul-2062	40,000	41,175	40,721
	2.00%	Sep-2062 - Jun-2063	99,556	102,963	100,915
	2.00%	Oct-2062	69,906	72,411	70,959
	2.00%	Apr-2063	60,000	61,336	61,067
	2.15%	May-2056	3,222	3,216	3,285
	2.20%	May-2042 - Jun-2056	14,544	14,954	14,788
	2.25%	Dec-2048	4,735	4,699	4,870
	2.30%	Mar-2056 - Oct-2056	25,843	25,703	26,528
	2.31%	Nov-2051	7,076	7,076	7,287
	2.32%	Sep-2060	27,555	29,106	28,116
	2.35%	Dec-2040 - Feb-2061	31,352	32,150	32,487
	2.40%	Aug-2047	5,795	5,803	5,989
	2.47%	Jan-2053	51,015	51,375	52,847
	2.50%	Dec-2052 - Aug-2060	66,634	67,293	69,369
	2.53%	Jul-2038 - Feb-2040	4,620	4,668	4,660
	2.60%	Apr-2048 - Jun-2059	33,421	33,554	34,608
	2.70%	May-2048 - Jul-2058	24,421	24,553	25,377
	2.72%	Feb-2044	150	154	153
	2.74%	Apr-2057	24,365	26,573	25,351
	2.78%	Aug-2058	10,970	11,971	11,452
	2.79%	Apr-2049	8,549	8,626	8,955
	2.80%	Feb-2053	60,000	57,131	61,637
	2.80%	Dec-2059	9,728	9,594	10,022
	2.82%	Apr-2050	1,500	1,528	1,568
	2.89%	Mar-2046	14,942	15,027	15,230
	2.99%	Jul-2048	8,337	9,069	8,778
	3.00%	Mar-2051	17,678	17,753	18,280
	3.00%	May-2062	84,465	91,554	91,111
	3.03%	Jan-2056	31,063	33,163	33,315
	3.05%	May-2054	11,545	11,595	12,238
	3.10%	Jan-2049 - May-2059	34,195	34,689	35,023
	3.20%	Jul-2041 - Sep-2051	11,391	11,346	11,645
	3.21%	Jul-2046	7,760	7,972	8,134
	3.25%	Sep-2054	35,000	34,706	36,597
	3.25%	Jun-2059	30,848	31,447	33,511
	3.25%	Apr-2059	45,000	43,203	47,607
	3.26%	Nov-2043	9,637	9,651	10,071
	3.29%	May-2055	10,000	9,491	10,602
	3.30%	Sep-2060	8,954	9,180	9,777
	3.33%	Jun-2043	6,250	6,424	6,382
	3.34%	Sep-2059	17,207	17,540	18,744
	3.35%	Nov-2042 - Mar-2044	18,154	17,734	19,039
	3.37%	Dec-2046	18,349	18,559	18,950
	3.38%	Aug-2059	34,892	35,744	38,087
	3.38%	Aug-2059	43,880	44,727	46,417
	3.38%	Jan-2060	59,627	59,635	64,858
	3.39%	Feb-2059	14,323	14,606	15,634
	3.43%	Feb-2044	2,428	2,533	2,479
	3.45%	May-2042 - Apr-2051	10,421	10,567	10,807
	3.48%	Feb-2051 - May-2059	15,757	15,948	16,918
	3.50%	Jan-2054	10,356	10,307	10,648
	3.51%	Mar-2053	45,938	49,547	50,441
	3.53%	Apr-2042	16,508	17,027	18,028
	3.57%	Nov-2059	48,799	49,509	53,601
	3.60%	Jun-2057	13,707	14,194	14,939
	3.62%	Dec-2057	28,671	29,178	31,479
	3.63%	Sep-2052	6,359	6,577	6,840
	3.64%	Dec-2045	8,583	8,258	9,046
	3.65%	Oct-2058	10,317	10,473	11,324
	3.67%	Nov-2035	14,321	14,765	15,383
	3.74%	Aug-2059	15,670	15,975	17,263
	3.75%	Apr-2046	6,441	6,455	6,899
	3.77%	Jun-2045	2,157	2,181	2,177
	3.92%	Aug-2039	42,457	44,794	46,055
	4.10%	May-2051	3,865	4,184	4,301
	4.15%	Sep-2051	17,315	17,374	17,420
	4.19%	May-2060	28,368	28,745	31,587
	4.20%	Aug-2060	47,444	48,388	52,249
	4.25%	Sep-2038	32,274	32,414	34,328
	4.45%	Jun-2055	2,505	2,412	2,814
	4.63%[3]	Sep-2037	1,500	1,467	1,504
	4.90%[3]	Mar-2044	1,000	992	1,003
	5.25%	Apr-2037	17,420	17,415	17,662
	5.34%	Jul-2040	861	852	868
			1,709,896	1,744,958	1,801,104

When Issued[2]	2.00%	Jun-2063	30,000	30,492	30,530
	3.27%	Apr-2046	25,334	26,791	26,845
			55,334	57,283	57,375
Total Ginnie Mae Securities			$1,771,165	$1,808,210	$1,865,183

Schedule of Portfolio Investments

March 31, 2021 (dollars in thousands; unaudited)

Ginnie Mae Construction Securities (3.3% of net assets)

	Interest Rates[4]			Unfunded
	Permanent	Construction	Maturity Date	Commitments[1]	Face Amount	Amortized Cost	Value

Multifamily	2.45%	2.45%	Apr-2062	$16,478	$25	$356	$(222)
	2.55%	2.55%	Mar-2063	37,000	—	1,087	(747)
	2.58%	2.58%	Jun-2063	28,500	—	926	(313)
	2.62%	2.62%	Mar-2063	13,800	—	518	141
	2.65%	2.65%	Nov-2062	6,584	—	166	93
	2.67%	2.67%	Mar-2062	22,227	12,755	13,632	13,110
	3.41%	3.41%	Sep-2061	18,122	24,163	25,855	27,636
	3.43%	3.43%	Nov-2061	17,439	36,051	37,857	40,029
	3.60%	3.60%	Apr-2061	3,533	30,653	31,851	33,786
	3.75%	3.75%	Nov-2060	569	13,939	14,376	15,479
	3.78%	7.00%	Aug-2060	1,271	38,669	38,973	42,354
	4.21%	4.21%	May-2061	21,180	30,760	31,024	36,570
	4.35%	4.35%	Dec-2060	546	1,754	1,797	1,991
	4.53%	4.53%	Jan-2061	269	14,646	15,103	16,134
Total Ginnie Mae Construction Securities				$187,518	$203,415	$213,521	$226,041

Schedule of Portfolio Investments

March 31, 2021 (dollars in thousands; unaudited)

Fannie Mae Securities (41.6% of net assets)

				Unfunded
	Interest Rate[5]		Maturity Date	Commitments[1]	Face Amount	Amortized Cost	Value

Single Family	0.36%	1M LIBOR+25	Mar-2037	$—	$144	$142	$144
	0.43%	1M LIBOR+32	Jun-2037	—	920	920	925
	0.51%	1M LIBOR+40	Apr-2037	—	388	387	392
	0.57%	1M LIBOR+46	Oct-2042	—	2,583	2,593	2,614
	0.61%	1M LIBOR+50	Jun-2042	—	4,876	4,880	4,939
	0.66%	1M LIBOR+55	Mar-2042	—	3,792	3,798	3,853
	0.71%	1M LIBOR+60	Oct-2043	—	5,640	5,664	5,739
	1.80%	6M LIBOR+155	Nov-2033	—	1,056	1,056	1,082
	1.86%	6M LIBOR+161	Aug-2033	—	129	129	133
	2.00%		Jul-2050	—	35,479	36,636	35,432
	2.05%	12M LIBOR+168	Nov-2034	—	309	314	321
	2.06%	12M LIBOR+153	Feb-2045	—	3,399	3,458	3,537
	2.35%	12M LIBOR+150	Jul-2033	—	146	146	151
	2.37%	12M LIBOR+170	Oct-2042	—	2,424	2,470	2,536
	2.49%	1Y UST+222	Aug-2033	—	255	254	267
	2.50%		May-2050 - Nov-2050	—	195,602	204,885	200,814
	2.50%		Jul-2050	—	35,836	37,492	36,841
	2.58%	1Y UST+220	Aug-2033	—	540	539	564
	2.60%	1Y UST+222	Jul-2033	—	668	669	699
	3.00%		Apr-2031 - Jun-2050	—	93,919	97,718	98,719
	3.36%	12M LIBOR+156	Apr-2034	—	567	576	589
	3.50%		Oct-2026 - Jan-2050	—	125,233	129,307	133,814
	3.61%	1Y UST+211	May-2033	—	265	266	278
	4.00%		May-2024 - Jun-2048	—	65,389	67,508	71,311
	4.50%		May-2024 - Dec-2048	—	46,461	47,952	51,115
	5.00%		May-2034 - Apr-2041	—	7,546	7,738	8,678
	5.50%		Sep-2032 - Jun-2038	—	3,223	3,225	3,704
	6.00%		Nov-2028 - Nov-2037	—	2,709	2,716	3,178
	6.50%		Sep-2028 - Jul-2036	—	424	431	492
	7.00%		Sep-2027 - May-2032	—	557	558	644
	7.50%		Jan-2027 - Sep-2031	—	111	111	122
	8.00%		Aug-2030 - May-2031	—	37	37	38
	8.50%		Dec-2021 - Apr-2031	—	—	—	—
				—	640,627	664,575	673,665

Multifamily	0.21%	1M SOFR+19	Mar-2031	—	20,370	20,373	20,303
	0.23%	1M SOFR+21	Mar-2031	—	23,855	23,859	23,802
	0.24%	1M SOFR+22	Mar-2031	—	10,075	10,077	10,058
	0.40%	1M LIBOR+29	Feb-2028	—	30,420	30,425	30,372
	0.42%	1M LIBOR+31	Mar-2028	—	38,275	38,284	38,244
	0.45%	1M LIBOR+34	Jan-2028	—	22,425	22,428	22,392
	0.46%	1M LIBOR+35	Dec-2027	—	32,050	32,053	32,073
	0.51%	1M LIBOR+40	Sep-2028	—	1,822	1,822	1,821
	0.55%	1M LIBOR+44	May-2027	—	16,840	16,841	16,849
	0.69%	1M LIBOR+58	May-2029	—	25,000	25,011	25,059
	0.69%	1M LIBOR+58	Jun-2029	—	41,302	41,336	41,400
	0.96%	1M LIBOR+85	Jan-2023	—	5,297	5,297	5,332
	1.06%		Dec-2027	—	21,424	21,436	20,724
	1.17%		Aug-2030 - Nov-2030	—	34,820	34,824	32,817
	1.22%		Jul-2030	—	25,610	25,722	24,566
	1.25%		Jul-2030	—	37,950	38,115	36,035
	1.26%		Jan-2031	—	25,000	24,992	23,912
	1.27%		Jul-2030	—	14,235	14,367	13,712
	1.31%		Aug-2030	—	4,469	4,551	4,282
	1.32%		Aug-2030	—	21,000	21,360	20,291
	1.38%		Jul-2030	—	10,500	10,686	10,202
	1.41%		Jul-2030	—	3,357	3,402	3,266
	1.46%		Jul-2030	—	7,716	7,853	7,543
	1.47%		Jul-2030 - Dec-2030	—	15,425	15,598	14,764
	1.50%		Aug-2030	—	1,187	1,224	1,161
	1.52%		Jul-2032	—	16,530	16,704	15,889
	1.53%		Jul-2032	—	10,500	10,694	10,097
	1.55%		Jul-2032	—	20,500	20,879	19,755
	1.57%		Jan-2031	—	21,950	22,045	21,265
	1.57%		Aug-2037	—	48,490	48,738	44,771
	1.65%		Jul-2030	—	1,284	1,324	1,273
	1.68%		Sep-2032	—	13,076	13,344	12,473
	1.71%		Sep-2035 - Nov-2035	—	25,605	25,959	23,974
	1.74%		Mar-2033	—	6,160	6,263	5,886
	1.76%		Aug-2035	—	9,100	9,148	8,660
	1.77%		Sep-2035	—	3,270	3,349	3,122
	1.82%		Jul-2035	—	4,704	4,749	4,491
	1.94%		Apr-2035	—	6,400	6,518	6,253
	2.09%		May-2032 - Jul-2050	—	21,792	22,073	21,279
	2.16%		Sep-2050	—	14,200	14,372	12,960
	2.19%		Mar-2027	—	7,150	7,232	7,456
	2.26%		Nov-2022	—	5,882	5,882	6,046
	2.33%		Nov-2029 - Feb-2030	—	18,255	18,314	18,883
	2.43%		Nov-2031	—	18,655	18,664	19,267
	2.46%		Nov-2034 - Aug-2026	—	35,330	35,439	36,916
	2.48%		Oct-2028	—	24,370	24,423	25,796
	2.49%		Dec-2026 - Nov-2031	—	27,711	27,784	29,032
	2.50%		Jun-2026	—	60,000	60,000	63,465
	2.50%		Jul-2026	—	37,680	37,714	39,668
	2.53%		Jan-2030	—	20,550	20,720	21,348
	2.55%		Sep-2026	—	14,210	14,215	14,993
	2.55%		Mar-2030	—	51,656	52,017	53,709
	2.57%		Sep-2028	—	39,754	40,056	42,197
	2.61%		Nov-2026	—	9,800	9,878	10,405
	2.67%		Aug-2029	—	37,700	38,080	40,323
	2.70%		Nov-2025	—	14,969	14,975	15,975
	2.72%		Jul-2028	—	36,400	36,624	39,007
	2.75%		Jul-2028	—	15,059	15,160	16,162
	2.76%		Oct-2031	—	10,189	10,354	10,783
	2.80%		Apr-2025	—	15,105	15,161	16,047
	2.81%		Sep-2027	—	12,296	12,346	13,255
	2.85%		Dec-2027 - Aug-2031	—	32,350	32,440	34,720
	2.87%		Oct-2027	—	9,364	9,422	10,127
	2.91%		Jun-2031	—	25,000	25,139	26,660
	2.92%		May-2026 - Apr-2028	—	25,286	25,475	27,338
	2.92%		Jun-2027	—	67,787	67,848	73,417
	2.94%		Jun-2027	—	28,648	28,675	31,058
	2.94%		Jul-2039	—	3,612	3,651	3,697
	2.94%		Sep-2027	—	30,000	30,122	32,510
	2.96%		Sep-2034	—	20,000	20,818	21,473
	2.97%		Nov-2032 - Sep-2034	—	32,553	32,828	34,796
	2.99%		Jun-2025	—	2,626	2,629	2,828
	3.00%		May-2027 - Mar-2028	—	15,838	15,855	17,117
	3.02%		Jun-2027	—	3,751	3,757	4,072
	3.03%		Jun-2026	—	12,715	12,863	13,566
	3.04%		Apr-2030	—	25,100	25,165	27,226
	3.05%		Apr-2030	—	26,709	26,732	28,905
	3.10%		Sep-2029	—	8,515	8,543	8,691
	3.12%		Mar-2025 - Apr-2030	—	25,576	25,631	26,845
	3.14%		Apr-2029	—	7,778	7,793	8,508
	3.15%		Jan-2027	—	19,535	19,551	20,882
	3.17%		Jun-2029 - Sep-2029	—	61,556	61,835	66,029
	3.18%		May-2035	—	10,019	10,142	10,813
	3.20%		Oct-2027	—	10,023	10,057	11,001
	3.21%		May-2030	—	6,699	6,776	7,268
	3.25%		Nov-2027	—	10,012	10,047	11,021
	3.26%		Jan-2027	—	7,222	7,235	7,897
	3.31%		Oct-2027	—	15,466	15,557	17,078
	3.32%		Apr-2029	—	20,080	20,149	22,070
	3.33%		May-2026	—	10,743	10,770	11,680
	3.35%		Feb-2029	—	19,018	19,189	21,082
	3.36%		May-2029 - Oct-2029	—	34,188	35,251	37,505
	3.40%		Oct-2026	—	2,843	2,851	3,129
	3.41%		Sep-2023 - Apr-2029	—	30,774	30,963	33,514
	3.42%		Apr-2035	—	5,193	5,262	5,678
	3.46%		Dec-2023 - Apr-2031	—	16,128	16,206	17,660
	3.54%		Oct-2021	—	6,616	6,616	6,633
	3.61%		Sep-2023	—	6,098	6,102	6,428
	3.63%		Jul-2035	—	21,778	21,805	24,083
	3.66%		Oct-2023	—	4,472	4,476	4,734
	3.68%		Jul-2028	—	12,011	12,608	13,423
	3.87%		Sep-2023	—	2,357	2,361	2,492
	4.06%		Oct-2025	—	22,139	22,160	24,703
	4.27%		Jan-2034	—	75,058	75,308	77,929
	4.69%		Jun-2035	—	567	579	641
	5.15%		Oct-2022	—	560	560	562
	5.29%		May-2022	—	4,659	4,659	4,778
	5.30%		Aug-2029	—	4,412	4,378	5,118
	5.69%		Jun-2041	—	4,362	4,458	5,143
	5.75%		Jun-2041	—	2,117	2,171	2,502
	5.91%		Mar-2037	—	1,637	1,659	1,697
	5.96%		Jan-2029	—	261	262	262
	6.15%		Jan-2023	—	3,244	3,244	3,257
	8.40%		Jul-2023	—	131	131	132
				—	2,081,892	2,093,897	2,156,239

When Issued[2]	0.27%		Apr-2031	—	17,500	17,500	17,496
	2.21%		Dec-2039	41,844	—	—	(3,373)
	2.59%		Mar-2039	11,409	—	—	(212)
				53,253	17,500	17,500	13,911
Total Fannie Mae Securities				$53,253	$2,740,019	$2,775,972	$2,843,815

Schedule of Portfolio Investments

March 31, 2021 (dollars in thousands; unaudited)

FNMA Construction Securities (0.3% of net assets)

	Interest Rates[4]
	Permanent	Construction	Maturity Date	Face Amount	Amortized Cost	Value
Multifamily	2.46%	2.46%	Jan-2038	$20,950	$20,950	$21,058
Total FNMA Construction Securities				$20,950	$20,950	$21,058

Schedule of Portfolio Investments

March 31, 2021 (dollars in thousands; unaudited)

Freddie Mac Securities (10.1% of net assets)

				Unfunded
	Interest Rate[5]		Maturity Date	Commitments[1]	Face Amount	Amortized Cost	Value

Single Family	0.25%	1M LIBOR+13	Nov-2027	$—	$41,500	$41,500	$41,500
	0.27%	1M SOFR+25	Dec-2030	—	25,000	25,000	24,997
	0.28%	1M SOFR+24	Jan-2031	—	50,000	50,000	49,913
	0.34%	1M SOFR+30	Dec-2030	—	27,000	27,000	26,996
	0.38%	1M SOFR+36	Oct-2030	—	15,000	15,001	15,045
	0.38%	1M LIBOR+26	Nov-2030		17,999	17,999	17,999
	0.41%	1M LIBOR+30	Feb-2036	—	489	489	491
	0.44%	1M LIBOR+33	May-2037	—	74	74	74
	0.44%		Oct-2030	—	8,500	8,500	8,523
	0.46%	1M LIBOR+35	Apr-2036 - Jan-2043	—	3,090	3,093	3,110
	0.51%	1M LIBOR+40	Aug-2043	—	2,975	2,973	2,999
	0.54%	1M LIBOR+42	May-2027	—	6,391	6,391	6,433
	0.59%	1M LIBOR+48	Oct-2040	—	2,329	2,327	2,354
	0.61%	1M LIBOR+50	Oct-2040 - Jun-2044	—	10,647	10,658	10,794
	0.66%	1M LIBOR+55	Nov-2040	—	2,352	2,370	2,386
	0.77%	1M LIBOR+65	Jan-2023	—	1,095	1,096	1,099
	0.78%	1M LIBOR+67	Aug-2037	—	2,550	2,575	2,601
	0.82%	1M LIBOR+70	Sep-2022	—	552	552	552
	2.36%	1Y UST+223	Oct-2033	—	229	228	240
	2.50%		Jan-2043 - Aug-2046	—	9,399	9,514	9,697
	2.52%	12M LIBOR+178	Jul-2035	—	107	107	112
	2.72%	1Y UST+223	Jun-2033	—	86	86	90
	3.00%		Aug-2042 - Sep-2046	—	39,027	39,780	41,343
	3.35%		Oct-2033	—	33,450	33,299	36,822
	3.50%		Jan-2026 - Oct-2046	—	81,659	83,495	88,001
	3.50%		Jan-2026	—	18,000	18,085	19,253
	3.68%		Oct-2025	—	10,000	10,116	10,847
	4.00%		Nov-2024 - Aug-2047	—	81,260	84,483	88,882
	4.50%		Jan-2038 - Dec-2044	—	19,895	20,742	22,228
	5.00%		May-2022 - Mar-2041	—	3,080	3,075	3,487
	5.50%		Apr-2033 - Jul-2038	—	2,304	2,298	2,659
	6.00%		Jul-2021 - Oct-2037	—	3,255	3,280	3,824
	6.50%		Apr-2028 - Nov-2037	—	547	550	651
	7.00%		Apr-2028 - Mar-2030	—	22	21	27
	7.50%		Aug-2029 - Apr-2031	—	36	34	41
	8.00%		Dec-2029	—	1	1	1
	8.50%		Jul-2024 - Jan-2025	—	31	31	34
	9.00%		Mar-2025	—	21	21	23
				—	519,952	526,844	546,128

Multifamily	2.04%		May-2050	—	20,715	21,250	19,100
	2.40%		Jun-2031	—	7,444	7,553	7,767
	2.41%		Jun-2031	—	11,732	11,915	12,252
	2.42%		Jun-2031	—	11,768	11,961	12,300
	3.28%		Dec-2029	—	16,273	16,485	17,829
	3.34%		Dec-2029	—	9,592	9,746	10,554
	3.38%		Apr-2030	—	14,130	14,391	15,600
	3.48%		Jun-2030	—	18,450	18,894	20,521
	3.60%		Apr-2030	—	25,189	25,947	28,125
				—	135,293	138,142	144,048

When Issued[2]	2.38%		Feb-2034	43,500	—	163	(854)
Total Freddie Mac Securities				$43,500	$655,245	$665,149	$689,322

Schedule of Portfolio Investments

March 31, 2021 (dollars in thousands; unaudited)

State Housing Finance Agency Securities (7.3% of net assets)

		Interest Rates[4]			Unfunded
	Issuer	Permanent	Construction	Maturity Date	Commitments[1]	Face Amount	Amortized Cost	Value

Multifamily	Illinois State Housing Finance Auth	—	0.33%	Aug-2023	$—	$20,000	$20,000	$20,030
	Mass Housing	—	0.50%	Dec-2023	—	10,020	10,020	10,027
	Mass Housing[6]	—	1.50%	Dec-2022	—	8,750	8,754	8,808
	Mass Housing	—	2.15%	Sep-2023	28,757	7,990	7,990	8,625
	Connecticut Housing Finance Auth[6]	—	3.70%	Nov-2021	—	22,500	22,467	22,779
	Mass Housing[6]	—	3.55%	Oct-2022	—	13,570	13,571	14,208
	Mass Housing[6]	—	4.20%	Sep-2021	—	29,840	29,842	30,385
	Mass Housing	2.07%	—	Jul-2041	—	84,895	84,895	83,417
	Mass Housing	2.60%	—	Jun-2063	—	26,410	26,410	25,747
	NYC Housing Development Corp	2.95%	—	Nov-2041 - Nov-2045	—	11,275	11,275	11,651
	NYC Housing Development Corp	3.05%	—	Nov-2046	—	13,000	13,000	12,928
	NYC Housing Development Corp	3.10%	—	Oct-2046	—	23,770	23,770	24,072
	NYC Housing Development Corp	3.25%	—	Nov-2049	—	12,000	12,000	12,523
	Connecticut Housing Finance Auth	3.25%	—	May-2050	—	12,310	12,198	12,222
	Mass Housing[6]	3.30%	—	Dec-2059	—	8,340	8,345	8,684
	NYC Housing Development Corp	3.35%	—	Nov-2054	—	20,000	20,000	20,810
	NYC Housing Development Corp	3.45%	—	May-2059	—	20,000	20,000	20,849
	NYC Housing Development Corp	3.75%	—	May-2035	—	3,860	3,860	4,005
	Mass Housing[6]	3.85%	—	Dec-2058	—	9,735	9,732	9,941
	NYC Housing Development Corp	3.95%	—	Nov-2043	—	15,000	15,000	16,143
	NYC Housing Development Corp	4.00%	—	Dec-2028 - Nov-2048	—	15,000	15,104	16,006
	MassHousing	4.04%	—	Nov-2032	—	1,305	1,305	1,319
	MassHousing	4.13%	—	Dec-2036	—	5,000	5,000	5,201
	NYC Housing Development Corp	4.13%	—	Nov-2053	—	10,000	10,000	10,751
	NYC Housing Development Corp	4.20%	—	Dec-2039	—	8,305	8,305	8,641
	NYC Housing Development Corp	4.29%	—	Nov-2037	—	1,190	1,190	1,203
	Chicago Housing Authority	4.36%	—	Jan-2038	—	25,000	25,000	28,013
	NYC Housing Development Corp	4.44%	—	Nov-2041	—	1,120	1,120	1,133
	NYC Housing Development Corp	4.49%	—	Nov-2044	—	455	455	460
	MassHousing	4.50%	—	Jun-2056	—	45,000	45,000	46,694
Total State Housing Finance Agency Securities					$28,757	$485,640	$485,608	$497,275

Schedule of Portfolio Investments

March 31, 2021 (dollars in thousands; unaudited)

Other Mutifamily Investments (1.3% of net assets)

	Interest Rates[4,5]			Maturity	Unfunded	Face	Amortized
Issuer	Permanent	Construction		Date	Commitments[1]	Amount	Cost	Value

Direct Loans
18 Sixth Ave at Pacific Park (Level 3)	—	2.31%	1M LIBOR+220	Dec-2024	$13,045	$4,177	$4,131	$3,982
18 Sixth Ave at Pacific Park (Level 3)	—	2.31%	1M LIBOR+220	Dec-2024	38,084	44,695	44,401	43,757
53 Colton Street (Level 3)	—	2.60%		Nov-2023	15,987	30	(90)	39
53 Colton Street (Level 3)	—	2.80%		Nov-2023	3,042	—	(8)	2
Wilder Square (Level 3)	—	3.25%		Mar-2023	5,439	6,061	5,989	6,156
University and Fairview (Level 3)	—	3.45%		Jun-2024	11,460	3,540	3,439	3,650
University and Fairview (Level 3)	—	3.45%		Dec-2023	20,842	1,670	1,517	1,750
99 Ocean/Ventana (Level 3)	—	4.05%		Oct-2024	52,000	—	(520)	923
Lake Street Apartments (Level 3)	3.50%	4.25%		Jul-2039	—	13,500	13,415	14,604
The Block 803 Waimanu (Level 3)	—	4.50%		Sep-2021	10,734	7,204	7,154	7,319
					170,633	80,877	79,428	82,182
Privately Insured Construction/ Permanent Mortgages[7]
IL Housing Development Authority	6.20%	—		Dec-2047	—	2,937	2,945	2,938
IL Housing Development Authority	6.40%	—		Nov-2048	—	892	902	893
					—	3,829	3,847	3,831
Total Other Multifamily Investments					$170,633	$84,706	$83,275	$86,013

Schedule of Portfolio Investments

March 31, 2021 (dollars in thousands; unaudited)

Commercial Mortgage-Backed Securities (1.5% of net assets)

Issuer	Interest Rate	Maturity Date	Face Amount	Amortized Cost	Value

Nomura	2.77%	Dec-2045	$10,000	$10,134	$10,337
Nomura	3.19%	Mar-2046	20,000	20,322	20,729
JP Morgan	3.48%	Jun-2045	7,870	8,172	7,980
Citigroup	3.62%	Jul-2047	8,000	8,177	8,640
Barclays/ JP Morgan	3.81%	Jul-2047	2,250	2,300	2,429
RBS/ Wells Fargo	3.82%	Aug-2050	5,000	5,116	5,391
Deutsche Bank/UBS	3.96%	Mar-2047	5,000	5,111	5,401
Barclays/ JP Morgan	4.00%	Apr-2047	5,000	5,111	5,406
Cantor/Deutsche Bank	4.01%	Apr-2047	20,000	20,444	21,671
Barclays/ JP Morgan	4.08%	Feb-2047	6,825	7,117	7,384
Cantor/Deutsche Bank	4.24%	Feb-2047	7,000	7,153	7,599
Total Commercial Mortgage Backed Securities			$96,945	$99,157	$102,967

Schedule of Portfolio Investments

March 31, 2021 (dollars in thousands; unaudited)

United States Treasury Securities (3.8% of net assets)

Interest Rate	Maturity Date	Face Amount	Amortized Cost	Value
0.63%	May-2030	$63,000	$62,365	$57,357
0.63%	Aug-2030	30,000	29,772	27,198
1.13%	Feb-2031	20,000	19,130	18,900
1.50%	Feb-2030	35,000	36,625	34,585
1.63%	Aug-2029	15,000	14,772	15,059
1.75%	Nov-2029	30,000	30,033	30,366
2.00%	Feb-2050	20,000	23,113	18,317
2.63%	Feb-2029	25,000	26,143	27,050
2.88%	Aug-2028	10,000	9,855	10,998
3.13%	Nov-2028	20,000	20,390	22,362
Total United States Treasury Securities		$268,000	$272,198	$262,192

Total Fixed-Income Investments		$6,475,942	$6,574,789	$6,754,694

Schedule of Portfolio Investments

March 31, 2021 (dollars in thousands; unaudited)

Equity Investment in Wholly-Owned Subsidiary (less than 0.01% of net assets)

		Amount of
	Face	Dividends
Issuer	Amount (Cost)	or Interest	Value

HIT Advisers[8] (Level 3)	$1	$—	$33
Total Equity Investment	$1	$—	$33

Schedule of Portfolio Investments

March 31, 2021 (dollars in thousands; unaudited)

Short-Term Investments (2.3% of net assets)

Issuer	Interest Rate	Maturity Date	Face Amount	Amortized Cost	Value
Commercial Paper
Halkin Finance	0.08%[9]	Apr-2021	$40,000	$40,000	$40,000

Blackrock Federal Funds	0.04%[10]	Apr-2021	118,783	118,783	118,783
Total Short-Term Investments			$158,783	$158,783	$158,783

Total Investments			$6,634,726	$6,733,573	$6,913,510

Schedule of Portfolio Investments

March 31, 2021

Footnotes

1	The HIT may make commitments in securities or loans that fund over time on a draw basis or forward commitments that fund at a single point in time. The unfunded amount of these commitments totaled $496.9 million at period end. Generally, GNMA construction securities fund over a 12- to 24-month period. Funding periods for State Housing Finance Agency construction securities and Direct Loans vary by project, but generally fund over a one- to 48-month period. Forward commitments generally settle within 12 months of the original commitment date.

2	The HIT records when issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when issued basis are marked to market monthly and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

3	Federally tax-exempt bonds collateralized by Ginnie Mae securities.

4	Construction interest rates are the rates charged to the borrower during the construction phase of the project. The permanent interest rates are charged to the borrower during the amortization period of the loan, unless the U.S. Department of Housing and Urban Development requires that such rates be charged earlier.

5	For floating and variable rate securities the rate indicated is for the period end. With respect to these securities, the schedule also includes the reference rate and spread in basis points.

6	Securities exempt from registration under the Securities Act of 1933 and were privately placed directly by a state housing agency (a not-for-profit public agency) with the HIT. The securities are backed by mortgages and are general obligations of the state housing agency, and therefore secured by the full faith and credit of said agency. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities are considered liquid, under procedures established by and under the general supervision of the HIT's Board of Trustees.

7	Loans insured by Ambac Assurance Corporation, are additionally backed by a repurchase option from the mortgagee for the benefit of the HIT. The repurchase price is defined as the unpaid principal balance of the loan plus all accrued unpaid interest due through the remittance date. The repurchase option can be exercised by the HIT in the event of a payment failure by Ambac Assurance Corporation.

8	The HIT has a participation interest in HIT Advisers, a Delaware limited liability company. HIT Advisers is a New York based adviser currently exempt from investment adviser registration in New York. The investment in HIT Advisers is valued by the HIT's valuation committee in accordance with the fair value procedures adopted by the HIT's Board of Trustees, and approximates carrying value of HIT Advisors and its subsidiary on a consolidated basis. The participation interest is not registered under the federal securities laws.

9	Rate indicated is the effective yield at the time of purchase.

10	Rate indicated is the annualized 1-day yield as of March 31, 2021.

Key to abbreviations

M	Month
Y	Year
LIBOR	London Interbank Offered Rate
UST	U.S. Treasury
SOFR	Secured Overnight Financing Rate